Revenue - Summary of Contract Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers	¥ 6,110	¥ 7,336